Income Taxes - Schedule of Deferred Tax Balances (Details) - CNY (¥)	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets:
Provision for expected credit losses	¥ 9,196,196	¥ 133,501,610
Net operating losses carried forward	88,484,927	87,029,952
Excess marketing and advertising expense	2,357,152	2,357,152
Valuation allowance	(99,878,778)	(222,729,217)
Deferred tax assets, net	¥ 159,497	¥ 159,497